Going Concern and Liquiditys - (Additional Information) (Details) - USD ($)			1 Months Ended				2 Months Ended	4 Months Ended	6 Months Ended	15 Months Ended
	Sep. 01, 2026	Mar. 18, 2026	Aug. 31, 2026	Jul. 31, 2026	Jun. 30, 2026	Jan. 31, 2026	Aug. 10, 2026	Dec. 31, 2025	Jun. 30, 2026	Aug. 31, 2026	Dec. 31, 2024
Going Concern and Liquidity [Line Items]
Cash and cash equivalents					$ 25,289,260			$ 9,283,566	$ 25,289,260		$ 2,081,086
Accumulated deficit					(22,382,956)			$ (10,599,083)	$ (22,382,956)		$ (2,069,820)
Lucid Capital Markets LLC
Going Concern and Liquidity [Line Items]
Net proceeds from issuance of shares					$ 13,500,000
Subsequent Event [Member]
Going Concern and Liquidity [Line Items]
Shares issued in Initial public offering	0		12,250				642,484			654,734
Subsequent Event [Member] | Lucid Capital Markets LLC
Going Concern and Liquidity [Line Items]
Net proceeds from issuance of shares				$ 4,600,000
Series A-1 Convertible Preferred Stock
Going Concern and Liquidity [Line Items]
Temporary equity / Convertible preferred stock, issued						558,116		1,933,605	558,116
Shares issued, price per share					$ 6.2711	$ 6.2711		$ 6.2711	$ 6.2711
Convertible preferred stock, gross proceeds						$ 3,500,000			$ 3,500,000
Common Stock | Lucid Capital Markets LLC
Going Concern and Liquidity [Line Items]
Temporary equity / Convertible preferred stock, issued					313,996
IPO [Member]
Going Concern and Liquidity [Line Items]
Shares issued, price per share		$ 5
Shares issued in Initial public offering		3,450,000
Net proceeds from issuance of shares		$ 17,300,000